Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 742,364	$ 742,867
Accumulated depreciation:	310,592	341,875
Property and equipment, net	431,772	400,992
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	9,060	43,964
Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	634,203	661,051
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	23,260	14,394
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 75,841	$ 23,458